Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of inventories [line items]
Write down on inventories	$ 52.4	$ 58.6
Cost of inventories recognised as expense during period	$ 5,782.0	$ 5,362.2